Restructuring and Employee Severance (Liabilities Associated with Restructuring and Employee Severance Activities) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Balance, beginning	$ 16.6		$ 25.5		$ 22.9
Additions	15.5		90.7		104.7
Payments and other adjustments	(21.5)		(99.6)		(102.1)
Balance, ending	10.6		16.6		25.5
Employee-related Costs [Member]
Balance, beginning	9.2		13.2		22.5
Additions	6.9	[1]	32.9	[1]	33.8	[1]
Payments and other adjustments	(10.1)		(36.9)		(43.1)
Balance, ending	6.0		9.2		13.2
Facility Exit and Other Costs [Member]
Balance, beginning	7.4		12.3		0.4
Additions	8.6	[2]	57.8	[2]	70.9	[2]
Payments and other adjustments	(11.4)		(62.7)		(59.0)
Balance, ending	$ 4.6		$ 7.4		$ 12.3

[1]	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
[2]	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.